Unaudited Condensed Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Cash flows from operating activities
Net income	¥ 36,227	$ 4,984	¥ 79,339
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	571	79	616
Amortization of intangible assets	3,479	479	3,476
Provision for credit losses	1,126	155	2,230
Loss from disposal of property and equipment	1
Deferred tax expense (benefit)	1,448	199	(1,719)
Change in fair value of contingent consideration			1,978
Change in fair value of warrant liabilities			(153)
Change in fair value of investment in marketable security	(3,764)	(518)	(65,148)
Investments loss	3,354	462	4,088
Share based compensation	5,629	775	8,613
Amortization of right-of-use assets	3,613	497	3,484
Changes in operating assets and liabilities
Accounts receivable	13,041	1,795	59,326
Prepaid expense and other current assets	18,813	2,588	19,797
Long term deposits and other assets	(5)	(1)	(2)
Accounts payable	(38,152)	(5,250)	(59,014)
Deferred revenue	(12,589)	(1,732)	(6,999)
Accrued salary and employee benefits	(5,369)	(739)	(3,194)
Accrued expenses and other current liabilities	(19,365)	(2,665)	(8,424)
Income tax payable	(3,809)	(524)	(3,132)
Lease liabilities	(3,898)	(536)	(3,546)
Net cash provided by operating activities	351	48	31,616
Cash flows from investing activities
Payment for long term investments	(16,655)	(2,292)	(4,500)
Purchase of property and equipment and intangible assets	(260)	(36)	(201)
Net cash used in investing activities	(16,915)	(2,328)	(4,701)
Cash flows from financing activities
Proceeds from bank loan			5,000
Repayment for bank loan			(5,000)
Repayment from related parties	355	49	1,052
Net cash provided by financing activities	355	49	1,052
Effect of foreign exchange rate changes on cash	(492)	(67)	(499)
Net increase (decrease) in cash and cash equivalents	(16,701)	(2,298)	27,468
Cash and cash equivalents at beginning of the period	205,465	28,273	175,292
Cash and cash equivalents at end of the period	188,764	25,975	202,760
Supplemental disclosures of cash flow information:
Income taxes paid	10,018	1,378	10,749
Supplemental non-cash investing and financing information:
Issuance of Class A ordinary shares for achievement of earnout target	¥ 9,960	$ 1,371	¥ 13,106